Average Annual Total Returns - Class P3 Shares - Voya Multi-Manager Mid Cap Value Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	Russell Midcap® Value Index 1 Yr		Russell Midcap® Value Index 5 Yrs	Russell Midcap® Value Index 10 Yrs	Russell Midcap® Value Index Since Inception
Total	28.65%			5.15%	Jun. 01, 2018	25.83%			1.13%	18.51%			3.53%	27.06%	[1]	[1]	[1]	7.35%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.